Stock Options (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock options activity
Outstanding at the beginning of the period (in shares) | shares	1,480,400
Granted | shares	0
Exercised | shares	(120,000)
Forfeited / Expired | shares	(24,000)
Outstanding at the end of the period (in shares) | shares	1,336,400
Vested and expected to vest at the end of the period | shares	1,325,160
Exercisable at the end of the period | shares	679,400
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 4.73
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	2.77
Forfeited / Expired (in dollars per share) | $ / shares	4.98
Outstanding at the end of the period (in dollars per share) | $ / shares	4.91
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	4.91
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 4.83
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 1,459,330
Outstanding at the end of the period | $	1,328,146
Vested and expected to vest at the end of the period (in dollars) | $	1,317,805
Exercisable at the end of the period | $	$ 723,706